Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	We are filing the accompanying revised Proxy Statement on Schedule 14A for the sole purpose of including certain Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted from the original Proxy Statement. There are no other modifications or updates to any disclosures included in the original Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	biote Corp.
Entity Central Index Key	0001819253